Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Taxation
Income tax expense	$ 986	$ 327	$ 1,864	$ 1,074
Applicable tax rate used for reconciliation			12.50%